Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable, net
	December 31, 2021	December 31, 2020
Accounts receivable	$27,099	$10,242
Allowance for doubtful accounts	(970)	(7)
Total accounts receivable, net	$26,129	$10,235

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$7	$6
Addition	963	1
Ending balance	$970	$7